Post Employment Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 58,951,586	$ 75,538,265
Current service cost	1,362,838	1,099,554
Interest cost	3,072,155	1,818,983
Actuarial (gains) losses from changes in financial assumptions	749,038	(14,628,751)
Actuarial (gains) losses from changes in experience adjustments	6,555,719	2,080,853
Foreign currency translation	1,274	141,342
Past service cost of Defined Benefit Plan Obligations	31,456
Contributions paid	(6,890,911)	(7,265,904)
Decreases to be classified as held for sale	(1,440,044)
Transfer of employees	306,304	167,244
Ending balance	$ 62,699,415	$ 58,951,586